Long-Term Borrowings - Undiscounted lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Undiscounted lease liabilities	$ 34,506	$ 80,115
Less than one year
Borrowings
Undiscounted lease liabilities	$ 34,506	50,599
1 - 5 years
Borrowings
Undiscounted lease liabilities		$ 29,516